SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
World Select Equity Fund
(the "Funds")

Supplement Dated February 4, 2022
to the Prospectus dated September 30, 2021 and as amended on November 2, 2021 and December 17, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the U.S. Managed Volatility and Global Managed Volatility Funds

In the Fund Summary for each the U.S. Managed Volatility Fund and the Global Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Manager," the text relating to Eugene Barbaneagra is hereby deleted and replaced with the following:

Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Dante D'Orazio	Since 2022	Portfolio Manager

In addition, under the section titled "Investment Adviser," references to the U.S. Managed Volatility and Global Managed Volatility Funds in Mr. Barbaneagra's biography are correspondingly deleted.

In addition, under the same section, the following text is hereby added in the appropriate alphabetical order thereof:

Dante D'Orazio serves as Portfolio Manager for the U.S. Managed Volatility and Global Managed Volatility Funds. Mr. D'Orazio serves as Portfolio Manager and Quantitative Analyst for within SEI's Investment Management Unit. In this role, Mr. D'Orazio is responsible for the analysis and selection of equity managers that follow quantitative investment principles. Prior to assuming his current role, Mr. D'Orazio was a portfolio manager in the quantitative hedge fund space focusing on equity market neutral / statistical arbitrage strategies and spent the majority of his career at Double Alpha Group from 1997 to 2013. Mr. D'Orazio began his career in option market making in the early '90s and later joined the Fixed Income Strategy group at Salomon Brothers. Most recently Mr. D'Orazio has held a portfolio management role at wealth manager WBI Investments developing ETF implementations for the firm's investment processes. Mr. D'Orazio earned a Bachelor of Science in Computer and Information Sciences from City University of New York—Brooklyn College. Mr. D'Orazio is a CFA charter holder and a member of the CFA Institute and the CFA Society of New York.

Change in Portfolio Management of the World Select Equity Fund

In the Fund Summary for the World Select Equity Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Fiera Capital Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fiera Capital Inc. & StonePine Asset Management Inc. (StonePine)	Nadim Rizk, CFA	Since 2018	Chief Executive, Chief Investment Officer and Lead Portfolio Manager, StonePine
	Andrew Chan, CIM	Since 2018	Head of Research, StonePine

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "World Select Equity Fund," the text relating to Fiera Capital Inc. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Fiera Capital Inc. & StonePine Asset Management Inc.: Fiera Capital Inc. (Fiera), located at 375 Park Avenue, 8th Floor, New York, New York 10152, serves as a contractual Sub-Adviser to the World Select Equity Fund. Fiera has in turn delegated the investment management of the Fund to a team of investment professionals at StonePine Asset Management Inc. (StonePine), located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A0H5. StonePine is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered Investment Adviser with the Securities Exchange Commission. StonePine is focused exclusively on helping clients achieve their financial goals by investing in what StonePine believes to be high quality companies worldwide. StonePine had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, CFA. Mr. Rizk is the Chief Executive Officer, Chief Investment Officer and Lead Portfolio Manager of StonePine. Mr. Rizk has over 24 years of industry experience and founded StonePine in 2021. Prior experiences include positions as Lead Portfolio Manager, Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms, including Fiera Capital Corporation (FCC), which he joined in 2009. Mr. Rizk graduated from the American University of Beirut with a Bachelor of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the

Chartered Financial Analyst designation. Andrew Chan, CIM, is the Head of Research at StonePine. Mr. Chan has over 18 years of industry experience. Prior experiences include Director of Research and senior analyst positions for U.S. and global equities at leading investment management firms, most recently with FCC, which he joined in 2009. Mr. Chan graduated from McGill University with a Bachelor of Commerce, majoring in Finance. Mr. Chan later obtained a Master of Science in Finance from HEC Montréal. Mr. Chan can act as portfolio manager if Mr. Rizk is unable to do so.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1382 (02/22)

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
World Select Equity Fund
(the "Funds")

Supplement Dated February 4, 2022
to the Statement of Additional Information ("SAI") dated September 30, 2021, as amended on
October 22, 2021, November 2, 2021 and December 17, 2021

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the U.S. Managed Volatility and Global Managed Volatility Funds

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading "Ownership of Fund Shares," the following is hereby added at the end of the table:

Portfolio Manager	Dollar Range of Fund Shares
Dante D'Orazio	None

In addition, under the same heading, under the sub-heading titled "Other Accounts," the following is hereby added at the end of the table:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Dante D'Orazio*	4	$3,363	2	$2,359	0	$0

*  Information provided as of December 31, 2021.

Change in Portfolio Management of the World Select Equity Fund

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Fiera Capital Inc. is hereby deleted and replaced with the following:

FIERA CAPITAL INC. & STONEPINE ASSET MANAGEMENT INC.—Fiera Capital Inc. ("Fiera") serves as a Sub-Adviser to a portion of the assets of the World Select Equity Fund. Fiera is located at 375 Park Avenue, 8th Floor, New York, New York 10152. Fiera, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940 and is wholly owned by Fiera US Holding Inc., a U.S. holding company which in turn is wholly owned by Fiera Capital Corporation ("FCC"), a publicly traded Canadian investment management firm whose stock is listed on the Toronto Stock Exchange (FSZ: CN). As of June 30, 2021, Fiera had approximately $32.4 billion in assets under management. Fiera is under common control with FCC, which also manages other vehicles/accounts in accordance with an investment strategy that is substantially similar to that of the World Select Equity Fund. Fiera has delegated the investment management of the World Select Equity Fund to a team of investment professionals at StonePine Asset Management Inc. ("StonePine"), located at 1981 McGill College Avenue, Suite 1600, Montreal, QC, Canada H3A0H5. StonePine is a specialist global equity manager founded in 2021 that is 100% employee owned and is a registered Investment Adviser with the Securities Exchange Commission. StonePine is focused exclusively on helping clients achieve their financial goals by investing in what StonePine believes to be high quality companies worldwide. StonePine had approximately CAN$60 billion in assets under management as of January 31, 2022 and is led by Nadim Rizk, a seasoned portfolio manager with over 24 years of experience.

In addition, under the same section, under the heading titled "Portfolio Management," the text relating to Fiera is hereby deleted and replaced with the following:

Fiera & StonePine

Compensation. SIMC pays Fiera a fee based on the assets under management of the World Select Equity Fund as set forth in a sub-advisory agreement between Fiera and SIMC. Fiera in turn has entered into a delegation agreement with StonePine and compensates StonePine via a fee based on assets under management.

Ownership of Fund Shares. As of December 31, 2021, StonePine's portfolio managers did not beneficially own any shares of the World Select Equity Fund.

Other Accounts. As of December 31, 2021, in addition to the World Select Equity Fund, StonePine's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
StonePine Portfolio Managers†	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Nadim Rizk, CFA and Andrew Chan, CIM**	7	$1,009	15		$18,081	68		$28,934
	0	$0	1	*	$158	1	*	$815

†  StonePine uses a team-based approach to portfolio management, and each of the portfolio managers listed in the table is jointly responsible for the management of a portion of the accounts listed in each category.

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  Approximately $19.71 billion of the assets under management are managed by Fiera with the use of StonePine as sub-adviser to Fiera.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for conflicts of interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the World Select Equity Fund, which may have different investment guidelines and objectives. In addition to the World Select Equity Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of StonePine's management of the World Select Equity Fund and other accounts, which, in theory, may allow StonePine to allocate investment opportunities in a way that favors other accounts over the World Select Equity Fund. This conflict of interest may be exacerbated to the extent that StonePine or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the World Select Equity Fund. Fiera and StonePine (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the World Select Equity Fund. To the extent a particular investment is suitable for both the World Select Equity Fund and the other accounts, such investments will be allocated between the World Select Equity Fund and the other accounts in a manner that Fiera and StonePine determines is fair and equitable under the circumstances to all clients, including the World Select Equity Fund.

To address and manage these potential conflicts of interest, Fiera and StonePine have adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1383 (02/22)